INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 15,400	¥ 15,100
Weighted average maturities periods	1 year 9 months 18 days	1 year 6 months
Available-for-sale debt investments
Available-for-sale debt securities, Cost, after adjusted with other-than-temporary impairment	¥ 3,134	¥ 2,693
Available-for-sale debt securities, Gross Unrealized Gains, including foreign exchange adjustment	173	257
Available-for-sale debt securities, Gross Unrealized Losses, including foreign exchange adjustment	(451)	(402)
Available-for-sale debt securities, fair value	2,856	2,548
Unrealized securities holding gain, net of tax	¥ (21)	¥ 5	¥ (16)